Significant Accounting Policies (Details) - Schedule of fair value for options granted	12 Months Ended
Dec. 31, 2020
Significant Accounting Policies (Details) - Schedule of fair value for options granted [Line Items]
Dividend yield	0.00%
Minimum [Member]
Significant Accounting Policies (Details) - Schedule of fair value for options granted [Line Items]
Expected volatility	41.92%
Risk-free interest	0.25%
Expected life (in years)	4 years 3 months 25 days
Maximum [Member]
Significant Accounting Policies (Details) - Schedule of fair value for options granted [Line Items]
Expected volatility	45.21%
Risk-free interest	0.27%
Expected life (in years)	4 years 9 months